RELATED PARTIES TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Management fees
	Three Months Ended June 30,		Six Months Ended June 30,
	2018	2017	2018	2017
	$	$	$	$

Management Fees	30,000	15,000	60,000	30,000